TRADE ACCOUNTS AND OTHER ACCOUNTS RECEIVABLE (Details) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current
Trade debtors, Net	$ 205,466,469	$ 151,017,754
Other debtors, Net	55,281,501	41,688,151
Other accounts receivable, Net	4,742,656	1,315,348
Total trade debtors and other accounts receivable, Net	265,490,626	194,021,253
Trade debtors, Gross	210,175,775	154,591,684
Other debtors, Gross	55,281,501	44,691,925
Other accounts receivable, Gross	4,744,721	1,533,307
Total trade debtors and other accounts receivable, Gross	270,201,997	200,816,916
Non-current
Trade debtors, Net	42,726	40,432
Other debtors, Net	83,738	32,219
Other accounts receivable, Net		1,211
Total trade debtors and other accounts receivable, Net	126,464	73,862
Trade debtors, Gross	42,726	40,432
Other debtors, Gross	83,738	32,219
Other accounts receivable, Gross		1,211
Total trade debtors and other accounts receivable, Gross	$ 126,464	$ 73,862